Stock Options	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Stock Options

15.	Stock Options

The Board of Directors adopted the Trillion Energy International Inc. 2022 Long-Term Incentive Equity Plan (the “2022 Plan”) effective as of December 1, 2022. The 2022 Plan permits grants of stock options and restricted stock awards and other stock-based awards.

Under the 2022 Plan, the maximum number of shares of authorized stock that may be delivered is 10% of the total number of shares of common stock issued and outstanding of the Company as determined on the applicable date of grant of an award under the 2022 Plan. Under the 2022 Plan, the exercise price of each option shall be determined by the Board of Directors, subject to any applicable Exchange approval or rules, at the time any option or other stock-based award is granted. In no event shall such exercise price be lower than the exercise price permitted by the Exchange. The vesting schedule for each option or other stock-based award shall be specified by the Board of Directors at the time of grant, subject to any applicable Exchange approval or rules.

A continuity of the Company’s outstanding stock options for the year ended December 31, 2025, 2024, and 2023 is presented below:

	Number of options	Weighted average exercise price (CAD)
Outstanding, December 31, 2022	460,000	$6.35
Exercised	(88,000)	8.25
Expired	(48,000)	3.95
Outstanding, December 31, 2023	324,000	$6.20
Granted	2,330,000	0.80
Expired	(138,000)	4.50
Forfeited	(113,200)	6.60
Outstanding and Exercisable, December 31, 2024	2,402,800	$1.05
Expired	(62,800)	8.61
Cancelled	(40,000)	1.00
Outstanding and Exercisable, December 31, 2025	2,300,000	$0.85

At December 31, 2025 the Company had the following outstanding stock options:

Outstanding	Exercise Price	Expiry Date	Vested
10,000	9.50 CAD	June 6, 2026	10,000
40,000	1.50 CAD	January 2, 2027	40,000
50,000	1.00 CAD	February 15, 2027	50,000
100,000	1.25 CAD	February 28, 2027	100,000
490,000	1.00 CAD	March 8, 2027	490,000
1,610,000	0.70 CAD	August 12, 2029	1,610,000
2,300,000			2,300,000

As at December 31, 2025, the weighted average remaining contractual life of outstanding stock options is 2.84 years (December 31, 2024 – 3.77 years).

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

15.	Stock Options (continued)

For the year ended December 31, 2025, the Company recognized $Nil (2024 - $877,629 and 2023 - $118,202) in stock-based compensation expense for options granted and vested. At December 31, 2025, the Company has $Nil (December 31, 2024 - $Nil) in unrecognized compensation expense related to stock options.

The fair values for stock options granted during the year ended December 31, 2025, 2024, and 2023 have been estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

	2025	2024	2023
Risk-free interest rate	N/A	2.92 – 3.84%	N/A
Expected life (years)	N/A	3 – 5	N/A
Expected volatility	N/A	111 – 129%	N/A
Dividend yield	N/A	0%	N/A
Forfeiture rate	N/A	0%	N/A